BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2011
Notes to Financial Statements
BASIS OF PRESENTATION

NOTE 1 - BASIS OF PRESENTATION

The consolidated balance sheet for Omagine, Inc. and subsidiaries (the “Company”) at the end of the preceding fiscal year has been derived from the audited balance sheet and notes thereto contained in the Company's annual report on Form 10-K for its fiscal year ended December 31, 2010 and is presented herein for comparative purposes. All other financial statements are unaudited. In the opinion of management, all adjustments, which include only normal recurring adjustments necessary to present fairly the financial position, results of operations and cash flows for all periods presented, have been made.

The results of operations for the interim periods presented herein are not necessarily indicative of operating results for the respective full years. As of the date of this report Omagine, Inc. (“Omagine”) has two wholly-owned subsidiaries, Journey of Light, Inc. (“JOL”) and Omagine LLC (“LLC”). The Company conducts all of its operations through its subsidiaries. All inter-company transactions have been eliminated in the consolidated financial statements. (See: Principles of Consolidation below in this Note 1).

Certain footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been omitted in accordance with the published rules and regulations of the Securities and Exchange Commission. These financial statements should be read in conjunction with the financial statements and notes thereto included in the Company's annual report on Form 10-K for the fiscal year ended December 31, 2010.

Earnings (Loss) Per Share – Basic earnings (loss) per share is based upon the weighted-average number of common shares outstanding during the respective period. Diluted earnings (loss) per share is based upon the weighted-average number of common shares and dilutive securities (such as stock options and convertible securities) outstanding during the respective period and dilutive securities having an anti-dilutive effect on diluted earnings (loss) per share are excluded from such calculation.

For the six months ended June 30, 2011 and 2010, the shares of common stock (“Common Stock”) underlying the following dilutive securities were excluded from the calculation of diluted shares outstanding as the effect of their inclusion would be anti-dilutive:

	Shares Issuable
	Six Months Ended June 30,
	2011	2010
Convertible Notes	277,389	136,008
Stock Options	442,000	374,000
Total shares of Common Stock	719,389	510,008

Principles of Consolidation – The consolidated financial statements included in this report include the accounts of Omagine and its subsidiaries, JOL and LLC. All intercompany transactions have been eliminated in consolidation. As of the date of this report LLC is owned 100% by Omagine. In May 2011, Omagine and three new investors entered into a shareholders agreement (the “Shareholder Agreement”) pursuant to which Omagine’s 100% ownership of LLC will be reduced to 60%. The aforementioned new ownership interests memorialized by the Shareholder Agreement do not become legally effective until such ownership interests are registered with the Ministry of Commerce and Industry in Oman (the “Registration”). The Registration is expected to occur subsequent to the date hereof. Until the Registration occurs, the Company’s consolidated financial statements will reflect Omagine’s 100% ownership of LLC. From and after the date that the Registration occurs, the Company’s consolidated financial statements will reflect Omagine’s 60% ownership of LLC.